Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Federal and state income taxes rate	31.00%
Net operating loss carry-forwards	$ 667,700
Operating loss carry-forwards expiration period	2035